CAPITAL STOCK	12 Months Ended
Dec. 31, 2025
Disclosure of capital stock explanatory [Abstract]
CAPITAL STOCK [Text Block]

10. CAPITAL STOCK

Authorized:

Unlimited Class A non-cumulative, preferred shares without par value, of which 5,000,000 are designated Class A, convertible, voting, preferred shares. No preferred shares have been issued.

Unlimited common shares without par value.

(a) Common shares:

During the twelve months ended December 31, 2025, the Company issued 139,999 common shares at fair market value on the dates of the award grants for total consideration of $13,456. These shares were issued pursuant to RSU agreements.

During the year ended December 31, 2024, the Company issued 716,664 common shares valued at $152,020. These shares were issued pursuant to RSU agreements.

(b) Stock options:

The Company has a stock option plan (the "Plan") available to employees, directors, officers and consultants with grants under the Plan approved from time to time by the Board of Directors. Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 10% of the Company's issued and outstanding common shares. Each option can be exercised to acquire one common share of the Company. The exercise price for an option granted under the Plan may not be less than the market price at the date of grant less a specified discount dependent on the market price.

Options to purchase common shares have been granted to directors, employees and consultants as follows:

Exercise	Expiry	December 31,			Forfeited/	December 31,
Price	Date	2024	Granted	Exercised	Expired	2025

$0.76(USD)	February 11, 2025	200,000	-	-	(200,000)	-
0.75(USD)	August 18, 2025	750,000	-	-	(750,000)	-
Total outstanding		950,000	-	-	(950,000)	-
Total exercisable		950,000	-	-	(950,000)	-

Exercise	Expiry	December 31,			Forfeited/	December 31,
Price	Date	2023	Granted	Exercised	Expired	2024
$0.78(USD)	August 19, 2024	700,000	-	-	(700,000)	-
$0.82(USD)	November 8, 2024	10,000	-	-	(10,000)	-
$0.76(USD)	February 11, 2025	200,000	-	-	-	200,000
$0.75(USD)	August 18, 2025	750,000	-	-	-	750,000
Total outstanding		1,660,000	-	-	(710,000)	950,000
Total exercisable		1,660,000	-	-	(710,000)	950,000

A summary of the Company's stock options as at December 31, 2025 and December 31, 2024 and changes for the periods then ended are as follows:

		Weighted
		Average Exercise
	Number	Price
Outstanding, December 31, 2023	1,660,000	$0.76
Expired	(710,000)	$0.78
Outstanding and exercisable, December 31, 2024	950,000	$0.75
Expired	(200,000)	$0.76
Expired	(750,000)	$0.75
Outstanding and exercisable, December 31, 2025	-	-

The weighted average contractual life for the remaining options at December 31, 2025 is Nil years (2024 - 0.52 years).

Share-based expense

Share-based expense of $Nil (2024 - $Nil) was recognized in the year ended December 31, 2025 for stock options.

(c) Restricted share units:

On April 28, 2021, the Company implemented a Restricted Share Unit Plan (the "RSU Plan"). Pursuant to the RSU Plan, the Company will grant RSUs to directors, officers, employees, and consultants for services as approved from time to time by the Board. The maximum number of common shares made available for issuance pursuant to the RSU Plan shall not exceed 5% of common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation arrangements. The vesting terms, settlement, and method of settlement of the RSUs granted under the RSU Plan will be determined by the Board of Directors.

A summary of the Company's RSUs as at December 31, 2025 and December 31, 2024 and changes for the periods then ended, are as follows:

Outstanding, December 31, 2022	645,000
Settled	(123,336)
Repurchased	(130,850)
Granted	525,000
Outstanding, December 31, 2023	915,814
Settled	(716,664)
Repurchased	(251,667)
Cancelled / forfeited	(155,826)
Granted	750,000
Outstanding December 31, 2024	541,657
Settled	(139,999)
Repurchased	(198,329)
Outstanding December 31, 2025	203,329

During the year ended December 31, 2025, the Company did not grant any RSUs. During the year ended December 31, 2024, the Company granted 750,000 (2023 - 525,000) Incentive RSUs with an estimated fair value of $92,837 (2023 - $61,574) based on the fair market value of one common share on the date of issuance. The fair value will be recognized as an expense using the graded vesting method over the vesting period. The RSUs granted in 2024 vest as follows: 66.66% immediately, 16.67% one year after grant, and 16.67% the second year after grant. The RSUs granted in 2023 vest as follows: 33% one year after grant and 33% every year thereafter. The outstanding RSUs have a weighted average life of less than a year.

During the year ended December 31, 2025, the Company repurchased 198,329 (2024 - 251,667, 2023 - 130,850) equity-settled RSUs with a fair value of $34,250 (2024 - $38,655, 2023 - $66,073) through a cash payment of $31,732 (2024 - $32,625, 2023 - $25,288) based on an average share price of $0.16 (2024 - $0.13, 2023 - $0.19) on vesting date and recorded a gain on repurchase of RSUs of $2,518 (2024 - $6,030, 2023 - $40,785).

For the year ended December 31, 2025, the RSU liability decreased to $0 (2024 - $18,730) to recognize the vested portion of previously granted and outstanding RSUs. The 203,329 RSUs have not vested as of December 31, 2025, have a weighted average life of 0.8 years and are insignificant in value.

In connection with the RSUs awarded, the Company recognized share-based expense of $13,969 (2024 - $165,510, 2023 - $129,490) for the year ended December 31, 2025.

(d) Deferred share units:

On April 28, 2021, the Company implemented a Non-Employee Directors Deferred Share Unit Plan (the "DSU Plan"). Pursuant to the DSU Plan, non-employee directors may elect to receive deferred share units ("DSUs") in lieu of a cash payment of up to 50% of their annual base compensation determined by the Board. The maximum number of common shares made available for issuance pursuant to the DSU Plan shall not exceed 2% of the common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation agreements. At December 31, 2025 and December 31, 2024, no DSUs have been granted to non-employee directors.